UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 84.8%

	Face Amount	Value

Communication Services — 8.1%
Diamond Sports Group
Callable 08/15/2022 @ $103
6.625%, 08/15/2027(A)	$480,000	$466,800
Getty Images
Callable 03/01/2022 @ $105
9.750%, 03/01/2027(A)	320,000	317,600
Meredith
Callable 02/01/2021 @ $103
6.875%, 02/01/2026	600,000	623,820
Salem Media Group
Callable 06/01/2020 @ $103
6.750%, 06/01/2024(A)	300,000	276,000
Scripps Escrow
Callable 07/15/2022 @ $104
5.875%, 07/15/2027(A)	110,000	115,225
Terrier Media Buyer
Callable 12/15/2022 @ $104
8.875%, 12/15/2027(A)	120,000	126,900
Townsquare Media
Callable 01/31/2020 @ $103
6.500%, 04/01/2023(A)	265,000	268,975
Urban One
Callable 01/31/2020 @ $102
7.375%, 04/15/2022(A)	510,000	502,350

		2,697,670

Consumer Discretionary — 14.3%
Arrow Bidco
Callable 03/15/2021 @ $105
9.500%, 03/15/2024(A)	420,000	401,100
Carriage Services
Callable 06/01/2021 @ $105
6.625%, 06/01/2026(A)	80,000	85,200
Cooper-Standard Automotive
Callable 11/15/2021 @ $103
5.625%, 11/15/2026(A)	535,000	504,237
Core & Main Holdings
Callable 09/15/2020 @ $102
8.625% cash/9.375% PIK, 09/15/2024(A)	200,000	208,000
Delphi Technologies
5.000%, 10/01/2025(A)	460,000	425,500
IHO Verwaltungs GmbH
Callable 09/15/2021 @ $102
4.750% cash/5.500% PIK, 09/15/2026(A)	570,000	581,400

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
LBC Tank Terminals Holding Netherlands BV
Callable 01/31/2020 @ $102
6.875%, 05/15/2023(A)	$400,000	$404,500
Mattel
Callable 05/01/2041 @ $100
5.450%, 11/01/2041	290,000	245,050
Panther BF Aggregator 2
Callable 05/15/2022 @ $104
8.500%, 05/15/2027(A)	420,000	446,250
Party City Holdings
Callable 08/01/2021 @ $103
6.625%, 08/01/2026(A)	360,000	253,800
Staples
Callable 04/15/2022 @ $105
10.750%, 04/15/2027(A)	290,000	294,350
Callable 04/15/2022 @ $104
7.500%, 04/15/2026(A)	210,000	217,875
Vista Outdoor
Callable 01/31/2020 @ $103
5.875%, 10/01/2023	390,000	373,312
Williams Scotsman International
Callable 08/15/2020 @ $103
6.875%, 08/15/2023(A)	310,000	326,275

		4,766,849

Consumer Staples — 8.6%
Algeco Global Finance
Callable 02/15/2020 @ $104
8.000%, 02/15/2023(A)	626,000	609,567
Clearwater Seafoods
Callable 05/01/2020 @ $105
6.875%, 05/01/2025(A)	315,000	329,962
Emeco Pty
Callable 03/31/2020 @ $105
9.250%, 03/31/2022	397,000	417,446
Global A&T Electronics
Callable 01/30/2020 @ $100
8.500%, 01/12/2023	330,000	304,584
HLF Financing Sarl
Callable 08/15/2021 @ $104
7.250%, 08/15/2026(A)	400,000	424,000
Simmons Foods
Callable 11/01/2020 @ $103
5.750%, 11/01/2024(A)	380,000	381,900
Tms International Holding
Callable 08/15/2020 @ $104
7.250%, 08/15/2025(A)	430,000	388,793

		2,856,252

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Energy — 11.8%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	$275,000	$290,813
Callable 04/01/2023 @ $103
6.250%, 04/01/2028(A)	40,000	41,200
Conuma Coal Resources
Callable 05/01/2020 @ $105
10.000%, 05/01/2023(A)	430,000	374,100
Ensign Drilling
Callable 04/15/2021 @ $105
9.250%, 04/15/2024(A)	340,000	320,875
Global Partners
Callable 08/01/2022 @ $104
7.000%, 08/01/2027(A)	250,000	265,625
Natural Resource Partners
Callable 10/30/2021 @ $105
9.125%, 06/30/2025(A)	720,000	644,400
Summit Midstream Holdings
Callable 04/15/2020 @ $104
5.750%, 04/15/2025	248,000	189,410
SunCoke Energy Partners
Callable 06/15/2020 @ $106
7.500%, 06/15/2025(A)	630,000	605,852
TransMontaigne Partners
Callable 02/15/2021 @ $105
6.125%, 02/15/2026	419,000	410,620
USA Compression Partners
Callable 04/01/2021 @ $105
6.875%, 04/01/2026	300,000	315,000
Callable 09/01/2022 @ $105
6.875%, 09/01/2027	50,000	52,080
Welltec
Callable 01/31/2020 @ $107
9.500%, 12/01/2022(A)	410,000	405,900

		3,915,875

Financials — 4.4%
AG Merger Sub II
Callable 08/01/2022 @ $108
10.750%, 08/01/2027(A)	180,000	180,000
Allied Universal Holdco
Callable 07/15/2022 @ $103
6.625%, 07/15/2026(A)	270,000	290,169
CNG Holdings
Callable 06/15/2021 @ $106
12.500%, 06/15/2024(A)	240,000	215,400

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Donnelley Financial Solutions
Callable 10/15/2021 @ $102
8.250%, 10/15/2024	$400,000	$409,000
VistaJet Malta Finance
Callable 06/01/2022 @ $105
10.500%, 06/01/2024(A)	380,000	361,000

		1,455,569

Health Care — 0.1%
Prestige Brands
Callable 01/15/2023 @ $103
5.125%, 01/15/2028(A)	30,000	31,425

Industrials — 20.8%
Brand Industrial Services
Callable 07/15/2020 @ $106
8.500%, 07/15/2025(A)	310,000	317,750
Cimpress
Callable 06/15/2021 @ $105
7.000%, 06/15/2026(A)	390,000	418,275
Cleaver-Brooks
Callable 01/31/2020 @ $104
7.875%, 03/01/2023(A)	350,000	349,125
F-Brasile
Callable 08/15/2022 @ $104
7.375%, 08/15/2026(A)	595,000	627,725
Gates Global
Callable 01/15/2022 @ $103
6.250%, 01/15/2026(A)	360,000	366,196
Granite Holdings US Acquisition
Callable 10/01/2022 @ $106
11.000%, 10/01/2027(A)	580,000	587,250
Grinding Media
Callable 01/31/2020 @ $104
7.375%, 12/15/2023(A)	479,000	487,981
H&E Equipment Services
Callable 09/01/2020 @ $104
5.625%, 09/01/2025	100,000	104,750
HC2 Holdings
Callable 06/01/2020 @ $106
11.500%, 12/01/2021(A)	407,000	378,510
JPW Industries Holding
Callable 10/01/2020 @ $107
9.000%, 10/01/2024(A)	390,000	366,600
Matthews International
Callable 12/01/2020 @ $104
5.250%, 12/01/2025(A)	643,000	643,000

4

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Park-Ohio Industries
Callable 04/15/2022 @ $103
6.625%, 04/15/2027	$338,000	$344,103
Quad
7.000%, 05/01/2022	394,000	370,360
Titan International
Callable 01/31/2020 @ $105
6.500%, 11/30/2023	550,000	470,250
TransDigm
Callable 06/15/2021 @ $103
6.375%, 06/15/2026	340,000	360,607
Triumph Group
Callable 08/15/2020 @ $106
7.750%, 08/15/2025	380,000	396,226
Waste Pro USA
Callable 02/15/2021 @ $104
5.500%, 02/15/2026(A)	320,000	333,600

		6,922,308

Information Technology — 2.8%
Cardtronics
Callable 05/01/2020 @ $104
5.500%, 05/01/2025(A)	204,000	211,650
CommScope
Callable 03/01/2022 @ $103
6.000%, 03/01/2026(A)	310,000	329,762
Exela Intermediate
Callable 07/15/2020 @ $105
10.000%, 07/15/2023(A)	410,000	164,000
Granite Merger Sub 2
Callable 07/15/2022 @ $108
11.000%, 07/15/2027(A)	170,000	180,200
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	34,000	36,894

		922,506

Materials — 12.8%
Clearwater Paper
5.375%, 02/01/2025(A)	280,000	277,900
Consolidated Energy Finance
Callable 06/15/2020 @ $105
6.875%, 06/15/2025(A)	360,000	343,800
Cornerstone Chemical
Callable 08/15/2020 @ $103
6.750%, 08/15/2024(A)	370,000	344,100
Koppers
Callable 02/15/2020 @ $105
6.000%, 02/15/2025(A)	433,000	453,567

5

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Mercer International
Callable 01/15/2021 @ $104
7.375%, 01/15/2025	$350,000	$376,758
Neon Holdings
Callable 04/01/2022 @ $105
10.125%, 04/01/2026(A)	194,000	193,030
OCI
Callable 04/15/2020 @ $103
6.625%, 04/15/2023(A)	325,000	338,813
Callable 11/01/2021 @ $103
5.250%, 11/01/2024(A)	250,000	259,375
Rain CII Carbon
Callable 04/01/2020 @ $105
7.250%, 04/01/2025(A)	620,000	602,590
Schweitzer-Mauduit International
Callable 10/01/2021 @ $105
6.875%, 10/01/2026(A)	590,000	635,725
Venator Finance Sarl
Callable 07/15/2020 @ $104
5.750%, 07/15/2025(A)	450,000	415,125

		4,240,783

Real Estate — 1.1%
CoreCivic
Callable 07/15/2027 @ $100
4.750%, 10/15/2027	410,000	354,650

TOTAL CORPORATE OBLIGATIONS
(Cost $28,078,290)		28,163,887

LOAN PARTICIPATIONS — 12.6%
Aptos, Initial Term Loan, 1st Lien
7.696%, VAR LIBOR+7.696%, 07/23/2025	405,227	398,812
ASP Unifrax Holdings, Term Loan, 2nd Lien
10.387%, VAR LIBOR+10.627%, 12/14/2026	350,000	298,725
BW Gas & Convenience, Initial Term Loan, 1st Lien
8.000%, 11/13/2026	290,000	287,825
Calceus Acquisition, Initial Term Loan, 1st Lien
7.305%, VAR LIBOR+7.544%, 02/07/2025	294,375	293,395
ConvergeOne Holdings, Initial Term Loan, 2nd Lien
10.202%, VAR LIBOR+10.544%, 01/14/2027	140,000	126,000

6

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
Forming Machining Industries Holdings, Initial
Term Loan, 2nd Lien
10.195%, VAR LIBOR+10.354%, 10/09/2026	$500,000	$475,000
Getty Images, Initial Dollar Term Loan, 1st Lien
6.313%, VAR LIBOR+6.563%, 02/19/2026	297,000	297,371
MRO Holdings, Initial Term Loan, 1st Lien
6.945%, VAR LIBOR+7.104%, 06/04/2026	207,191	205,809
6.945%, 06/04/2026	61,230	60,821
6.945%, 06/04/2026	30,079	29,879
One Sky Flight, 1st Lien
0.000%, 12/19/2024 (B)	610,000	594,750
Patriot Rail, Initial Term Loan, 1st Lien
7.216%, 10/15/2026	370,000	370,925
PowerTeam Services, Initial Term Loan, 1st Lien
5.195%, VAR LIBOR+5.354%, 03/06/2025	210,000	187,320
PSS Industrial Group, 1st Lien
7.945%, 04/10/2025	585,511	562,091

		4,188,723

TOTAL LOAN PARTICIPATIONS
(Cost $4,252,322)		4,188,723

TOTAL INVESTMENTS — 97.4%
(Cost $32,330,612)		$32,352,610

Percentages are based on Net Assets of $33,223,091.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2019 was $22,045,861 and represents 66.4% of Net Assets.

(B)	Unfunded Bank Loan. Interest rate may not be available.

LIBOR— London Interbank Offered Rate

PIK — Paid-in-Kind

VAR — Variable Rate

As of December 31, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

7

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
HIGH YIELD FUND
December 31, 2019 (Unaudited)

MES-QH-001-0200

8

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
December 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%

	Shares	Value

Communication Services — 1.1%
Nexstar Media Group, Cl A	960	$112,560

Consumer Discretionary — 12.4%
Aaron’s	2,020	115,362
Brunswick	2,360	141,553
Caleres	4,675	111,031
Callaway Golf	6,480	137,376
Deckers Outdoor *	825	139,310
Denny’s *	6,415	127,530
Helen of Troy *	860	154,619
Jack in the Box	1,790	139,674
Kontoor Brands	3,060	128,489
Wyndham Hotels & Resorts	2,165	135,984

		1,330,928

Consumer Staples — 1.5%
Darling Ingredients *	5,850	164,268

Energy — 5.1%
Cactus, Cl A	3,885	133,333
Dril-Quip *	3,170	148,705
Helmerich & Payne	3,295	149,692
WPX Energy *	8,055	110,675

		542,405

Financials — 19.3%
Ameris Bancorp	3,565	151,655
Argo Group International Holdings	2,490	163,717
BancorpSouth Bank	3,305	103,810
Banner	2,480	140,343
CenterState Bank	5,250	131,145
Community Bank System	1,505	106,765
Enterprise Financial Services	3,425	165,119
IBERIABANK	1,945	145,544
Kemper	2,040	158,100
Pinnacle Financial Partners	2,145	137,280
Radian Group	4,480	112,717
Selective Insurance Group	1,505	98,111

1

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
December 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Financials — continued
Simmons First National, Cl A	3,890	$104,213
Sterling Bancorp	5,785	121,948
Webster Financial	2,260	120,594
Wintrust Financial	1,565	110,959

		2,072,020

Health Care — 6.1%
Addus HomeCare *	1,155	112,289
Integra LifeSciences Holdings *	2,155	125,594
Pacira BioSciences *	1,670	75,651
Premier, Cl A *	2,840	107,579
Syneos Health, Cl A *	2,185	129,953
Vocera Communications *	5,220	108,367

		659,433

Industrials — 20.7%
Astec Industries	2,535	106,470
Brink’s	1,194	108,272
Clean Harbors *	1,430	122,623
Curtiss-Wright	1,070	150,752
Hub Group, Cl A *	3,135	160,794
ICF International	1,470	134,681
ITT	1,945	143,755
ManpowerGroup	1,490	144,679
Proto Labs *	1,275	129,476
Regal Beloit	1,670	142,969
Rexnord *	4,440	144,833
SPX *	2,730	138,902
SPX FLOW *	2,950	144,167
Stericycle *	2,345	149,634
Univar Solutions *	6,655	161,317
Werner Enterprises	3,895	141,739

		2,225,063

Information Technology — 12.3%
Cabot Microelectronics	755	108,962
Cerence *	4,715	106,700
Cirrus Logic *	1,360	112,078
Diodes *	2,690	151,635

2

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
December 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued
Itron *	1,260	$105,777
j2 Global	1,145	107,298
Knowles *	7,500	158,625
Lumentum Holdings *	1,390	110,227
NIC	4,635	103,592
Perficient *	3,335	153,644
Viavi Solutions *	7,040	105,600

		1,324,138

Materials — 3.3%
Allegheny Technologies *	6,550	135,323
Ingevity *	1,437	125,565
Olin	5,310	91,597

		352,485

Real Estate — 13.4%
Brandywine Realty Trust ‡	9,970	157,028
Columbia Property Trust ‡	5,475	114,482
DiamondRock Hospitality ‡	14,905	165,147
Four Corners Property Trust ‡	4,035	113,747
Healthcare Realty Trust ‡	4,660	155,504
Life Storage ‡	1,165	126,146
Piedmont Office Realty Trust, Cl A ‡	7,050	156,792
STAG Industrial ‡	5,110	161,323
Summit Hotel Properties ‡	12,985	160,235
Weingarten Realty Investors ‡	4,020	125,585

		1,435,989

Utilities — 2.4%
Northwest Natural Holding	2,050	151,147
Southwest Gas Holdings	1,390	105,598

		256,745

TOTAL COMMON STOCK
(Cost $9,560,859)		10,476,034

TOTAL INVESTMENTS — 97.6%
(Cost $9,560,859)		$10,476,034

3

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND
December 31, 2019 (Unaudited)

Percentages are based on Net Assets of $10,738,389.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0200

4

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 71.7%

	Face Amount	Value

Communication Services — 5.2%
AT&T
Callable 11/15/2027 @ $100
4.100%, 02/15/2028	$72,000	$78,347
Comcast
Callable 04/15/2048 @ $100
4.700%, 10/15/2048	90,000	111,129
Diamond Sports Group
Callable 08/15/2022 @ $103
5.375%, 08/15/2026(A)	150,000	151,733
Scripps Escrow
Callable 07/15/2022 @ $104
5.875%, 07/15/2027(A)	150,000	157,125
Verizon Communications
4.862%, 08/21/2046	42,000	52,138
3.125%, 03/16/2022	140,000	143,695
ViacomCBS
Callable 11/15/2027 @ $100
3.375%, 02/15/2028	60,000	61,497

		755,664

Consumer Discretionary — 4.8%
Amazon.com
Callable 09/05/2024 @ $100
3.800%, 12/05/2024	155,000	167,305
Home Depot
Callable 06/06/2048 @ $100
4.500%, 12/06/2048	180,000	222,359
IHO Verwaltungs GmbH
Callable 09/15/2021 @ $102
4.750% cash/5.500% PIK, 09/15/2026(A)	200,000	204,000
Party City Holdings
Callable 08/01/2021 @ $103
6.625%, 08/01/2026(A)	150,000	105,750

		699,414

Consumer Staples — 6.9%
Anheuser-Busch
Callable 11/01/2025 @ $100
3.650%, 02/01/2026	140,000	149,319
Kraft Heinz Foods
Callable 05/15/2023 @ $100
4.000%, 06/15/2023	60,000	63,107
Callable 03/01/2026 @ $100
3.000%, 06/01/2026	60,000	60,018

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Kroger
Callable 11/01/2025 @ $100
3.500%, 02/01/2026	$70,000	$73,811
Panther BF Aggregator 2
Callable 05/15/2022 @ $103
6.250%, 05/15/2026(A)	150,000	161,625
Performance Food Group
Callable 10/15/2022 @ $103
5.500%, 10/15/2027(A)	150,000	160,313
Philip Morris International
Callable 07/17/2022 @ $100
2.375%, 08/17/2022	90,000	90,967
Spectrum Brands
Callable 10/01/2024 @ $103
5.000%, 10/01/2029(A)	150,000	154,875
Walmart
Callable 12/29/2047 @ $100
4.050%, 06/29/2048	72,000	85,345

		999,380

Energy — 6.9%
Archrock Partners
Callable 04/01/2022 @ $105
6.875%, 04/01/2027(A)	150,000	158,625
BP Capital Markets America
Callable 08/19/2022 @ $100
2.520%, 09/19/2022	120,000	121,586
ConocoPhillips
6.500%, 02/01/2039	45,000	65,581
ConocoPhillips
Callable 05/15/2044 @ $100
4.300%, 11/15/2044	30,000	35,220
Enbridge Energy Partners
Callable 07/15/2025 @ $100
5.875%, 10/15/2025	95,000	110,814
Energy Transfer Operating
Callable 11/01/2023 @ $100
7.600%, 02/01/2024	70,000	81,157
Callable 01/15/2027 @ $100
4.200%, 04/15/2027	50,000	52,368
Enterprise Products Operating
4.050%, 02/15/2022	50,000	52,079
Enterprise Products Operating
Callable 07/16/2028 @ $100
4.150%, 10/16/2028	85,000	94,090
Kinder Morgan Energy Partners
7.300%, 08/15/2033	60,000	80,389

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Transcanada Trust
Callable 09/15/2029 @ $100
5.500%, VAR ICE LIBOR USD 3 Month+4.154%, 09/15/2079	$135,000	$141,682

		993,591

Financials — 23.0%
Allstate
Callable 08/15/2023 @ $100
5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	130,000	139,759
Aon
Callable 02/02/2029 @ $100
3.750%, 05/02/2029	100,000	107,008
Bank of America
8.050%, 06/15/2027	115,000	145,466
Bank of America MTN
Callable 10/21/2021 @ $100
2.503%, 10/21/2022	100,000	100,973
Bank of New York Mellon
Callable 09/20/2026 @ $100
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 03/20/2168	140,000	147,262
Berkshire Hathaway Finance
Callable 07/15/2048 @ $100
4.250%, 01/15/2049	95,000	112,715
BlackRock
3.200%, 03/15/2027	170,000	179,745
Capital One Financial
Callable 12/31/2027 @ $100
3.800%, 01/31/2028	120,000	129,051
Citigroup
3.700%, 01/12/2026	100,000	106,663
Goldman Sachs Capital I
6.345%, 02/15/2034	110,000	142,914
Jefferies Financial Group
Callable 01/18/2023 @ $100
5.500%, 10/18/2023	60,000	65,253
JPMorgan Chase
Callable 08/01/2024 @ $100
5.000%, VAR United States Secured Overnight Financing Rate+3.380%, 02/01/2168	140,000	145,600
JPMorgan Chase
3.250%, 09/23/2022	100,000	103,465
Lloyds Banking Group
3.750%, 01/11/2027	200,000	210,368

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MetLife
Callable 08/13/2025 @ $100
3.600%, 11/13/2025	$150,000	$161,200
MetLife Capital Trust IV
Callable 12/15/2032 @ $100
7.875%, 12/15/2037(A)	110,000	146,850
Morgan Stanley
Callable 07/15/2020 @ $100
5.550%, VAR ICE LIBOR USD 3 Month+3.810%, 07/15/2168	140,000	142,777
Northern Trust
Callable 10/01/2026 @ $100
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 04/01/2168	135,000	141,075
PNC Financial Services Group
Callable 11/01/2026 @ $100
5.000%, VAR ICE LIBOR USD 3 Month+3.300%, 05/01/2168	135,000	144,365
Callable 04/19/2027 @ $100
3.150%, 05/19/2027	120,000	125,877
Prudential Financial MTN
3.700%, 03/13/2051	90,000	94,737
Truist Financial
Callable 09/01/2024 @ $100
4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003%, 03/01/2168	140,000	144,550
US Bancorp
Callable 04/15/2027 @ $100
5.300%, VAR ICE LIBOR USD 3 Month+2.914%, 04/15/2168	135,000	149,006
Callable 03/27/2026 @ $100
3.100%, 04/27/2026	100,000	104,115
Wells Fargo Capital X
5.950%, 12/15/2036	115,000	140,356

		3,331,150

Health Care — 5.9%
AbbVie
Callable 11/14/2044 @ $100
4.700%, 05/14/2045	50,000	55,873
Callable 09/06/2022 @ $100
3.200%, 11/06/2022	80,000	82,090
Allergan Funding SCS
Callable 09/15/2034 @ $100
4.550%, 03/15/2035	55,000	60,127
AstraZeneca
Callable 03/12/2027 @ $100
3.125%, 06/12/2027	140,000	146,033

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CVS Health
Callable 01/20/2045 @ $100
5.125%, 07/20/2045	$110,000	$130,495
Callable 05/01/2021 @ $100
2.125%, 06/01/2021	50,000	50,086
Merck
Callable 11/10/2024 @ $100
2.750%, 02/10/2025	180,000	186,769
Pfizer
4.125%, 12/15/2046	60,000	69,768
Zimmer Biomet Holdings
Callable 01/01/2025 @ $100
3.550%, 04/01/2025	60,000	63,277

		844,518

Industrials — 8.9%
BNSF Funding Trust I
Callable 01/15/2026 @ $100
6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/2055	130,000	145,600
Boeing
Callable 12/01/2028 @ $100
3.200%, 03/01/2029	145,000	151,223
Burlington Northern Santa Fe
Callable 06/15/2021 @ $100
3.450%, 09/15/2021	101,000	103,303
Cascades
Callable 01/15/2023 @ $103
5.375%, 01/15/2028(A)	100,000	102,750
General Dynamics
Callable 03/15/2025 @ $100
3.500%, 05/15/2025	120,000	128,601
General Electric MTN
5.875%, 01/14/2038	120,000	145,867
H&E Equipment Services
Callable 09/01/2020 @ $104
5.625%, 09/01/2025	150,000	157,125
L3Harris Technologies
Callable 03/15/2028 @ $100
4.400%, 06/15/2028	70,000	78,044
Spirit AeroSystems
Callable 03/15/2028 @ $100
4.600%, 06/15/2028	60,000	63,323
United Technologies
Callable 07/16/2023 @ $100
3.650%, 08/16/2023	140,000	147,617
Xylem
4.875%, 10/01/2021	60,000	62,886

		1,286,339

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

Information Technology — 3.9%
Apple
2.400%, 05/03/2023	$180,000	$183,071
CommScope
Callable 03/01/2022 @ $103
6.000%, 03/01/2026(A)	150,000	159,563
NCR
Callable 09/01/2024 @ $103
6.125%, 09/01/2029(A)	150,000	162,768
Oracle
Callable 08/15/2021 @ $100
1.900%, 09/15/2021	60,000	60,126

		565,528

Materials — 3.4%
Consolidated Energy Finance
Callable 06/15/2020 @ $105
6.875%, 06/15/2025(A)	150,000	143,250
Dow Chemical
Callable 05/15/2041 @ $100
5.250%, 11/15/2041	70,000	81,602
Mercer International
Callable 01/15/2021 @ $104
7.375%, 01/15/2025	150,000	161,467
Vulcan Materials
Callable 01/01/2025 @ $100
4.500%, 04/01/2025	101,000	108,857

		495,176

Real Estate — 0.4%
American Tower
Callable 11/15/2025 @ $100
4.400%, 02/15/2026	55,000	60,020

Utilities — 2.4%
Florida Power & Light
Callable 06/01/2025 @ $100
3.125%, 12/01/2025	160,000	168,124
National Rural Utilities Cooperative Finance
Callable 11/07/2027 @ $100
3.400%, 02/07/2028	160,000	170,249

		338,373

TOTAL CORPORATE OBLIGATIONS
(Cost $10,337,396)		10,369,153

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — 11.9%

	Face Amount	Value
FNMA TBA
4.500%, 01/14/2050	$150,000	$157,928
4.000%, 01/14/2050	425,000	442,033
3.500%, 01/14/2050	550,000	565,791
3.000%, 01/16/2035 to 02/12/2050	550,000	559,040

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,721,951)		1,724,792

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Notes
4.375%, 11/15/2039	140,000	187,660
2.875%, 05/15/2049	85,000	93,942
1.875%, 07/31/2026	400,000	401,766
1.750%, 07/31/2024	490,000	491,569
1.375%, 10/15/2022	200,000	198,781

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,400,444)		1,373,718

LOAN PARTICIPATIONS — 4.4%
Advisor Group Holdings, Term Loan B, 1st Lien
6.799%, 07/31/2026	150,000	148,595
Ascend Learning LLC, Term Loan B
4.799%, 07/12/2024 (B)	149,617	150,460
MRO Holdings, Initial Term Loan, 1st Lien
6.945%, VAR LIBOR+7.104%, 06/04/2026	149,624	148,626
Terrier Media, Term Loan, 1st Lien
6.148%, 12/17/2026 (B)	190,000	191,782

TOTAL LOAN PARTICIPATIONS
(Cost $637,059)		639,463

TOTAL INVESTMENTS — 97.5%
(Cost $14,096,850)		$14,107,126

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

A list of the open forward foreign currency contracts held by the fund at December 31, 2019 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/18/20	USD	20,000	BRL	84,056	$830
HSBC	03/18/20	USD	40,000	TWD	1,210,316	699
HSBC	03/18/20	USD	50,000	SGD	68,104	675
HSBC	03/18/20	USD	60,000	CZK	1,377,596	779
HSBC	03/18/20	SGD	67,903	USD	50,000	(525)
HSBC	03/18/20	USD	70,000	RON	303,314	822
HSBC	03/18/20	USD	70,000	COP	244,904,102	4,230
HSBC	03/18/20	USD	75,535	AUD	110,000	1,804
HSBC	03/18/20	GBP	80,000	USD	105,409	(782)
HSBC	03/18/20	USD	80,000	CNH	563,934	869
HSBC	03/18/20	EUR	80,000	USD	89,139	(1,027)
HSBC	03/18/20	USD	80,000	THB	2,424,296	1,081
HSBC	03/18/20	BRL	83,376	USD	20,000	(661)
HSBC	03/18/20	USD	89,352	EUR	80,000	814
HSBC	03/18/20	USD	100,000	NOK	913,374	4,061
HSBC	03/18/20	USD	105,564	GBP	80,000	627
HSBC	03/18/20	AUD	110,000	USD	75,314	(2,024)
HSBC	03/18/20	USD	120,000	HUF	35,582,472	1,055
HSBC	03/18/20	USD	130,000	INR	9,370,963	534
HSBC	03/18/20	USD	160,000	RUB	10,342,715	5,108
HSBC	03/18/20	USD	180,000	KRW	213,848,323	5,389
HSBC	03/18/20	RON	303,087	USD	70,000	(769)
HSBC	03/18/20	USD	330,000	IDR	4,673,182,936	5,707
HSBC	03/18/20	USD	360,000	CAD	474,114	5,208
HSBC	03/18/20	CHF	363,219	USD	370,000	(7,346)
HSBC	03/18/20	USD	370,000	CHF	363,070	7,191
HSBC	03/18/20	CAD	476,303	USD	360,000	(6,895)
HSBC	03/18/20	CNH	564,500	USD	80,000	(951)
HSBC	03/18/20	NOK	913,684	USD	100,000	(4,096)
HSBC	03/18/20	TWD	1,210,200	USD	40,000	(695)
HSBC	03/18/20	CZK	1,379,621	USD	60,000	(868)
HSBC	03/18/20	THB	2,425,520	USD	80,000	(1,122)

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	03/18/20	INR	9,327,760	USD	130,000	$68
HSBC	03/18/20	RUB	10,308,020	USD	160,000	(4,554)
HSBC	03/18/20	HUF	35,746,339	USD	120,000	(1,613)
HSBC	03/18/20	KRW	213,727,274	USD	180,000	(5,284)
HSBC	03/18/20	COP	241,116,322	USD	70,000	(3,082)
HSBC	03/18/20	IDR	4,664,973,298	USD	330,000	(5,118)

						$139

Percentages are based on Net Assets of $14,474,095.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2019 was $1,969,227 and represents 13.6% of Net Assets.

(B)	Unfunded Bank Loan. Interest rate may not be available.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

COP — Colombian Peso

CNH — Chinese Yuan Offshore

CZK — Czech Koruna

EUR — Euro

HUF — Hungarian Forint

GBP — British Pound Sterling

INR — Indian Rupee

IDR — Indonesian Rupiah

KRW — Korean Won

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

NOK — Norwegian Krone

RON — Romanian Leu

RUB — Russian Ruble

TBA — To Be Announced

THB — Thai Baht

TWD — Taiwan Dollar

USD — U.S. Dollar

VAR — Variable Rate

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
ENHANCED CORE PLUS FUND
December 31, 2019 (Unaudited)

As of December 31, 2019, all of the Fund’s investments in securities and other financial instruments were considered Level 2, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. generally accepted accounting principles.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

MES-QH-001-0200

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: February 26, 2020